Balanced Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Investment Companies (95.5%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (36.3%)
iShares Core S&P Mid-Cap ETF	27,150	7,067
iShares Russell 2000 ETF	79,000	17,454
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	41,404,605	74,238
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	41,344,315	76,652
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	20,099,489	83,232
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	25,042,188	90,703
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	63,566,979	84,481
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	41,942,061	84,304
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	71,852,829	78,607
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	23,093,986	99,489
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	56,721,280	104,934
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	7,377,912	25,712
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	11,215,378	27,848
Total		854,721

Fixed Income (47.3%)
iShares Core U.S. Aggregate Bond ETF	88,500	10,074
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	136,161,277	103,482
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	71,300,266	80,712
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	685,881,195	906,735
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	12,232,692	13,187
Total		1,114,190

Foreign Equity (11.9%)
iShares Core MSCI Emerging Markets ETF	156,500	10,072
iShares MSCI EAFE ETF	160,000	12,139
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	17,947,303	25,252
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	38,867,353	63,587
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	25,596,662	54,879

Investment Companies (95.5%)	Shares/ Par +	Value $ (000’s)
Foreign Equity continued
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	96,048,054	115,834

Total		281,763

Total Investment Companies (Cost: $1,985,763)		2,250,674

Short-Term Investments (4.0%)
Commercial Paper (1.5%)
Apple, Inc. 0.000%, 5/3/21 144A	5,000,000	4,999
Chevron Corp.
0.000%, 4/15/21 144A	5,000,000	5,000
0.000%, 5/12/21 144A	5,000,000	4,999
Exxon Mobil Corp. 0.000%, 4/21/21	5,000,000	5,000
Nestle Capital Corp.
0.000%, 4/5/21 144A	3,400,000	3,400
0.000%, 4/28/21 144A	6,600,000	6,600
Societe Generale SA 0.000%, 5/26/21 144A	5,000,000	4,999

Total		34,997

Investment Companies (1.9%)
JPMorgan Ultra-Short Income ETF	452,950	22,989
PIMCO Enhanced Short Maturity Active ETF	225,400	22,971

Total		45,960

Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040%#	8,608,514	8,609

Total		8,609

US Government & Agencies (0.2%)
Federal Home Loan Bank 0.010%, 4/8/21	5,000,000	5,000

Total		5,000

Total Short-Term Investments (Cost: $94,605)		94,566

Total Investments (99.5%) (Cost: $2,080,367)@		2,345,240

Other Assets, Less Liabilities (0.5%)		10,309

Net Assets (100.0%)		2,355,549

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the value of these securities (in thousands) was $29,997 representing 1.3% of the net assets.

Balanced Portfolio

#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,080,367 and the net unrealized appreciation of investments based on that cost was $264,873 which is comprised of $266,860 aggregate gross unrealized appreciation and $1,987 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,250,674	$—	$—
Short-Term Investments
Investment Companies	45,960	—	—
Money Market Funds	8,609	—	—
All Others	—	39,997	—

Total Assets:	$2,305,243	$39,997	$—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the year ended March 31, 2021 are as follows:

Portfolio	Value at 12/31/2020	Purchases	Sales	Value at 3/31/2021	Change in Unrealized Appreication / (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 3/31/2021
					(amount in thousands)
Balanced
Growth Stock	$103,721	$-	$13,400	$90,703	$(3,138)	$3,520	$-	$-	7.3%
Focused Appreciation	80,740	-	-	83,232	2,492	-	-	-	6.9%
Large Cap Core Stock	80,193	-	-	84,304	4,111	-	-	-	11.3%
Large Cap Blend	79,713	-	-	84,481	4,768	-	-	-	44.7%
Large Company Value	76,500	-	5,000	78,607	6,572	535	-	-	34.5%
Domestic Equity	77,327	-	10,200	74,238	3,436	3,675	-	-	7.3%
Equity Income	77,083	-	10,500	76,652	8,520	1,549	-	-	9.0%
Mid Cap Growth Stock	104,743	-	11,000	99,489	2,653	3,093	-	-	7.2%
Mid Cap Value	98,371	2,800	8,300	104,934	10,665	1,398	-	-	15.9%
Small Cap Growth Stock	25,240	-	-	25,712	472	-	-	-	3.1%
Small Cap Value	24,696	-	-	27,848	3,152	-	-	-	4.2%
International Growth	54,751	-	-	54,879	128	-	-	-	5.9%
Research International Core	142,307	-	28,900	115,834	(8,943)	11,370	-	-	13.1%
International Equity	60,205	-	-	63,587	3,382	-	-	-	3.4%
Emerging Markets Equity	17,445	7,500	-	25,252	307	-	-	-	2.5%
Short-Term Bond	13,162	-	-	13,187	25	-	-	-	3.3%
Select Bond	936,914	-	-	906,735	(30,179)	-	-	-	27.0%
High Yield Bond	107,889	-	5,700	103,482	1,195	98	-	-	12.4%
Multi-Sector Bond	44,229	37,800	-	80,712	(1,317)	-	-	-	6.7%

	$2,205,229	$48,100	$93,000	$2,193,868	$8,301	$25,238	$-	$-

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand